GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Future Amortization Expense (Details) $ in Millions	Dec. 31, 2016 USD ($)
Future amortization expense for finite-lived intangible assets
2017	$ 12.2
2018	4.9
2019	4.0
2020	3.3
2021	$ 3.0